Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$5,110	$653
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$5,110	$653

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.